Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	$ 261,937	$ 562,352
Accrued liabilities	50,481	125,951
Provisions	81,852	66,899
Total	$ 394,270	$ 755,202